EQUITY INCENTIVE PLAN, Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value [Abstract]
Proceeds from exercise of stock options	$ 5,618	$ 63	$ 116
2021 Plan [Member]
Stock Option Activity [Abstract]
Shares available for issuance (in shares)	11,891,127
2013 and 2021 Plans [Member]
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value [Abstract]
Proceeds from exercise of stock options	$ 5,618	63	116
Intrinsic value of stock options exercised	$ 17,206	$ 323	$ 554
Weighted-average grant date fair value of options granted (in dollars per share)	$ 5.25	$ 1.43	$ 1.57
Stock Options [Member]
Stock Option Activity [Abstract]
Stock-based compensation expense	$ 6,059
Stock Options [Member] | 2013 and 2021 Plans [Member]
Number of Options [Roll Forward]
Outstanding, beginning balance (in shares)	7,369,541
Granted (in shares)	3,514,510
Exercised (in shares)	(2,661,252)
Forfeited (in shares)	(495,827)
Outstanding, ending balance (in shares)	7,726,972	7,369,541
Options exercisable (in shares)	4,023,711
Vested and expected to vest (in shares)	7,410,522
Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 2.37
Granted (in dollars per share)	8.89
Exercised (in dollars per share)	2.11
Forfeited (in dollars per share)	6.84
Outstanding, ending balance (in dollars per share)	5.14	$ 2.37
Options exercisable (in dollars per share)	2.83
Vested and expected to vest (in dollars per share)	$ 5.03
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value [Abstract]
Weighted average remaining contractual term, outstanding	7 years 6 months 29 days	6 years 9 months 7 days
Weighted average remaining contractual term, options exercisable	6 years 2 months 4 days
Weighted average remaining contractual term, vested and expected to vest	7 years 6 months 3 days
Aggregate intrinsic value, outstanding, beginning balance	$ 4,094
Aggregate intrinsic value, outstanding, ending balance	24,511	$ 4,094
Aggregate intrinsic value, options exercisable	20,499
Aggregate intrinsic value, vested and expected to vest	24,169
Stock Options Subject to Performance Condition Related to Business Combination [Member]
Stock Option Activity [Abstract]
Stock-based compensation expense	3,080
Stock Options Subject to Performance Condition Related to AGBT Conference [Member]
Stock Option Activity [Abstract]
Stock-based compensation expense			$ 295
Number of Options [Roll Forward]
Granted (in shares)		59,811	478,498
Stock Options Subject to Performance Condition Related to Completion of Financing Event [Member]
Stock Option Activity [Abstract]
Stock-based compensation expense	$ 463
Number of Options [Roll Forward]
Granted (in shares)			205,000